Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 98.8%	Shares	Value
Biotechnology - 17.3%
Amicus Therapeutics, Inc.*	1,284,895	$24,297,364
Arrowhead Pharmaceuticals, Inc.*	425,090	32,804,195
Biohaven Pharmaceutical Holding Co., Ltd.*	265,694	22,642,443
Blueprint Medicines Corp.*	330,384	31,964,652
Bridgebio Pharma, Inc.*(a)	190,273	10,799,896
CareDx, Inc.*	221,413	16,922,596
Denali Therapeutics, Inc.*	209,850	14,374,725
Dicerna Pharmaceuticals, Inc.*	1,046,925	23,524,405
Emergent BioSolutions, Inc.*	293,226	31,331,198
Fate Therapeutics, Inc.*	190,482	17,263,384
Halozyme Therapeutics, Inc.*	1,066,979	50,777,531
Insmed, Inc.*	862,178	32,409,271
Invitae Corp.*	303,406	15,024,665
Karuna Therapeutics, Inc.*	183,606	18,219,223
Kodiak Sciences, Inc.*	160,775	20,307,490
Kura Oncology, Inc.*	557,986	16,711,681
Mirati Therapeutics, Inc.*	155,365	31,901,095
Natera, Inc.*	320,611	34,189,957
Novavax, Inc.*	90,011	19,887,030
PTC Therapeutics, Inc.*	296,107	17,120,907
TG Therapeutics, Inc.*	496,327	23,957,704
Turning Point Therapeutics, Inc.*	269,743	33,850,049
Ultragenyx Pharmaceutical, Inc.*	202,025	27,998,645
Building products - 1.2%
Trex Co., Inc.*	417,699	38,332,237
Capital markets - 2.2%
LPL Financial Holdings, Inc.	290,830	31,508,522
PJT Partners, Inc., Class A	591,708	40,821,935
Chemicals - 3.1%
Quaker Chemical Corp.	385,218	100,977,194
Commercial services & supplies - 4.1%
Casella Waste Systems, Inc., Class A*	125,000	7,155,000
IAA, Inc.*	512,011	29,256,309
MSA Safety, Inc.	126,334	19,723,264
Ritchie Bros Auctioneers, Inc.	1,058,422	62,351,640
The Brink's Co.	240,742	16,401,752
Communications equipment - 1.4%
Lumentum Holdings, Inc.*	474,563	44,514,009
Construction materials - 1.4%
Summit Materials, Inc., Class A*	2,180,026	44,755,934
Distributors - 1.0%
Pool Corp.	97,674	34,594,177
Diversified consumer services - 1.5%
Chegg, Inc.*	503,120	47,927,211
Electrical equipment - 2.0%
Plug Power, Inc.*	685,246	43,286,990
Thermon Group Holdings, Inc.*	1,616,313	23,582,007
Electronic equipment, instruments & components - 2.9%
Cognex Corp.	476,084	39,100,779
II-VI, Inc.*	650,000	54,645,500
Equity real estate investment trusts (REITs) - 0.9%
EastGroup Properties, Inc.	214,057	28,927,663
Food & staples retailing - 1.8%
Casey's General Stores, Inc.	141,389	26,507,610
Grocery Outlet Holding Corp.*	763,367	32,588,137
Food products - 1.0%
The Simply Good Foods Co.*	1,130,857	32,274,659
Health care equipment & supplies - 4.1%
AtriCure, Inc.*	588,551	34,271,325
CONMED Corp.	319,938	35,801,062
CryoPort, Inc.*	320,149	21,834,162
iRhythm Technologies, Inc.*	62,959	10,603,555
Nevro Corp.*	188,585	30,511,167
Health care providers & services - 2.1%
AdaptHealth Corp.*	467,285	17,882,997
LHC Group, Inc.*	129,114	25,722,091
Progyny, Inc.*	534,539	25,000,389
Health care technology - 2.7%
Certara, Inc.*	394,274	13,570,911
Evolent Health, Inc., Class A*	2,143,756	36,593,915
Inspire Medical Systems, Inc.*	138,839	27,977,447
Omnicell, Inc.*	85,888	10,117,606
Hotels, restaurants & leisure - 8.7%
DraftKings, Inc., Class A*	692,544	37,473,556
Everi Holdings, Inc.*	3,976,860	52,017,329
Norwegian Cruise Line Holdings Ltd.*	1,250,131	28,315,467
Penn National Gaming, Inc.*	608,786	63,143,284
Planet Fitness, Inc., Class A*	491,550	35,391,600
Rush Street Interactive, Inc.*(a)	1,340,649	24,359,592
Wingstop, Inc.	306,777	46,031,889
Household durables - 2.0%
Universal Electronics, Inc.*(b)	1,183,472	64,191,521
Insurance - 1.9%
Kinsale Capital Group, Inc.	145,738	27,334,619
Palomar Holdings, Inc.*	186,518	18,575,328
Selectquote, Inc.*	801,064	16,918,472
IT services - 1.5%
EVO Payments, Inc., Class A*	1,124,737	25,823,962
Sabre Corp.	2,089,825	22,528,313
Life sciences tools & services - 3.9%
Medpace Holdings, Inc.*	196,761	26,127,893
NanoString Technologies, Inc.*	249,578	17,477,947
NeoGenomics, Inc.*	800,059	42,419,128
Pacific Biosciences of California, Inc.*	477,184	15,436,903
Repligen Corp.*	139,509	27,901,800
Machinery - 6.0%
Chart Industries, Inc.*	558,383	67,067,382
Desktop Metal, Inc., Class A*(a)	766,758	17,612,431
Graco, Inc.	393,699	27,141,609
John Bean Technologies Corp.	279,118	32,344,194
Woodward, Inc.	473,103	52,963,881
Oil, gas & consumable fuels - 0.8%
Viper Energy Partners LP	1,913,390	26,289,979
Pharmaceuticals - 1.6%
Arvinas, Inc.*	227,923	17,194,511
Horizon Therapeutics PLC*	477,856	34,635,003
Road & rail - 2.2%
Landstar System, Inc.	513,674	71,606,156
Semiconductors & semiconductor equipment - 6.0%
CMC Materials, Inc.	240,836	35,477,551
Entegris, Inc.	1,008,939	99,269,508
Lattice Semiconductor Corp.*	559,700	22,449,567
Silicon Laboratories, Inc.*	306,961	40,264,075
Software - 10.9%
Everbridge, Inc.*	355,106	47,204,241
Medallia, Inc.*	620,196	25,738,134
Pegasystems, Inc.	833,111	106,179,997
Proofpoint, Inc.*	237,463	30,651,724
PROS Holdings, Inc.*	454,388	19,147,910
Q2 Holdings, Inc.*	275,000	35,197,250
RealPage, Inc.*	861,036	74,539,887
Sumo Logic, Inc.*(a)	539,150	18,552,151
Specialty retail - 2.6%
Floor & Decor Holdings, Inc., Class A*	413,488	38,069,840
MarineMax, Inc.*	1,100,565	46,036,634
Total common stocks (cost $1,900,494,042)		3,234,501,480

MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 0.04%#	53,328,686	53,328,686
Total money market funds (cost $53,328,686)		53,328,686
Total investment portfolio (cost $1,953,822,728) - 100.4%		3,287,830,166
Liabilities in excess of other assets - (0.4)%		(13,576,046)
Total net assets - 100.0%		$3,274,254,120

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $49,379,517 or 1.5% of net assets as of the date of this report.
(b) Affiliated issuer. For additional information, please refer to the Fund's most recent semiannual or annual report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investments in Affiliates
(UNAUDITED) | 01.31.2021
An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of Carillon Eagle Small Cap Growth Fund's investments in securities of affiliated issuers is set forth below:

	Value at 10/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Dividend Income	Shares owned at 01/31/21
MarineMax, Inc.*	$36,292,739	$-	$(4,191,193)	$2,053,701	$11,881,387	$46,036,634	$-	1,100,565
Universal Electronics, Inc.	46,083,072	-	(3,032,250)	(103,180)	21,243,879	64,191,521	-	1,183,472
Total	$82,375,811	$-	$(7,223,443)	$1,950,521	$33,125,266	$110,228,155	$-

*This security is no longer an affiliate of the Fund as of the date of this report.